Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Mar. 15, 2024 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Common stock share outstanding (in Shares) | shares	5,233,332
Common stock price per share	$ 0.005
Warrant shares (in Shares) | shares	10,466,664
Warrant price per share	$ 1.5
Offering Expenses (in Dollars) | $	$ 7,850
Exercise price share	$ 1.5